Summary of Significant Accounting Policies (Details) - Schedule of potentially dilutive common shares - shares	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule of potentially dilutive common shares [Abstract]
Warrants to purchase common shares	12,095,870	7,884,936
Common Shares issuable on exercise of options	4,146,977	3,576,866
Unvested restricted stock awards	236,112
Total potentially dilutive Common Shares excluded	16,478,959	11,461,802